Segment Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Line Items]
Reportable segment percentage	39.90%	42.50%	44.00%
Total income rate	8.00%
Non-current assets, percentage	0.30%	0.00%	0.00%
Beauty and Personal Care [Member]
Segment Information [Line Items]
Reportable segment percentage	60.10%	57.50%	56.00%